LEASES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) lease	Dec. 31, 2023 CNY (¥) lease	Dec. 31, 2022 CNY (¥)
LEASES
Number of operating leases | lease	25	25
Weighted average remaining lease term	3 years 6 months 18 days	2 years 2 months 1 day
Weighted average discount rate	6.51%	6.56%
Operating lease, rental expense	¥ 19,889,910	¥ 18,600,344	¥ 18,456,989
Short term lease expense	5,617,080	3,950,259	3,412,129
Short term lease commitment	427,475
Variable cost	0	0	0
Sublease income	¥ 0	¥ 0	¥ 0
Minimum
LEASES
Operating lease remaining term of contract	2 months	1 month
Maximum
LEASES
Operating lease remaining term of contract	54 months	54 months